Intangible assets and property, plant and equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Intangible assets
Beginning balance	$ 1,223
Additions	3
Charge for the year	(68)
Exchange	84
Ending balance	1,242
Property, plant and equipment
Beginning balance	2,480
Additions	113
Impairment	(10)
Charge for the period	(157)
Foreign exchange	100
Ending balance	$ 2,526